Application of new and revised Accounting Standards	12 Months Ended
Jun. 30, 2022
Application of new and revised Accounting Standards

2. Application of new and revised Accounting Standards

New and revised standards that are effective for these financial statements

Certain new accounting standards and interpretations have been published that are mandatory for 30 June 2022 reporting periods and have not been adopted by the Group. The Group’s assessment of the impact of these new standards do not have a material impact on the entity in the current reporting periods.

Impact of standards issued but not yet applied

The following new accounting standards and interpretations have been published that are not mandatory for 30 June 2022 reporting periods, have not been early adopted by the Group, and are as follows:

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

●	What is meant by a right to defer settlement
●	That a right to defer must exist at the end of the reporting period
●	That classification is unaffected by the likelihood that an entity will exercise its deferral right
●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for reporting periods beginning on or after 1 January 2023 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

Reference to the Conceptual Framework – Amendments to IFRS 3

In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.

The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential “day 2” gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 Levies, if incurred separately.

At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.

The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and apply prospectively.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendment is effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

The amendments are not expected to have a material impact on the Group.

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.

The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

The amendments are effective for annual reporting periods beginning on or after 1 January 2022. The Group will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.

IFRS 9 Financial Instruments – Fees in the “10 per cent” test for derecognition of financial liabilities

As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

The amendment is effective for annual reporting periods beginning on or after 1 January 2022 with earlier adoption permitted. The Group will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

The amendments are not expected to have a material impact on the Group.

Definition of Accounting Estimates - Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of “accounting estimates”. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.

The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed.

The amendments are not expected to have a material impact on the Group.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments to IAS 1 are applicable for annual periods beginning on or after 1 January 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.

The Group is currently assessing the impact of the amendments to determine the impact they will have on the Group’s accounting policy disclosures.